SEMIANNUAL REPORT


Tax-Exempt California Money Market Fund


March 31, 2001

   Dear Shareholder:

We appreciate your decision to invest in the Tax-Exempt California Money Market Fund. To provide you with an update of holdings and financial highlights, on the following pages you'll find the fund's semiannual report for the six months ended March 31, 2001.

Briefly, for the six months ended March 31, 2001 the fund's portfolio registered solid performance and achieved it's objective of providing maximum current income that is exempt from Federal and State of California income taxes while maintaining stability of principal.

Economic Review and Outlook

With growing evidence of a worldwide economic slowdown and the poor performance of the United States equity markets, it is difficult not to be on the recession bandwagon. However, if traditional measures are used, history will probably only record a growth slowdown. In terms of financial developments, the Federal Reserve (Fed) eased rates in March by 50 basis points for the third time this year, and retained a bias for lower rates. Meanwhile, despite overall impressions of economic weakness, labor markets and housing have performed decently while consumer sentiment has improved. In this context the yield curve suggests, at most, 50 to 75 basis points of additional ease for this cycle. Market sentiment, including ours, assumes a more favorable economic climate during the latter stages of the year.

As in recent months we have been attempting to walk a fine line between lengthening versus relinquishing the higher returns for shorter maturities. At times the yield curve has made this easy because of its excessive hope of lower rates. Presently, the short-term market offers reasonable value for longer maturities, based on our expectations, and we are selectively lengthening.

Spring is now officially here, but the end of the economic slowdown remains elusive. The performance of our equity market remains a major concern because of its potential negative impact on both consumer and business spending and confidence. However, we remain optimistic because of the Fed's aggressive rate cutting actions coupled with prospects for more, and the consumer's apparent steadfastness. Congress may help in this regard as there is more talk of front-loading tax cuts. However, until economic prospects measurably brighten, we favor lengthening as interest rates are set to decline.

Fund Results
As of March 31, 2001
------------------------------------------------------
                             7-Day
                            Current     Equivalent
                             Yield     Taxable Yield
------------------------------------------------------
                            2.44%         4.77%
------------------------------------------------------

Thank you again for your investment in the Tax-Exempt California Money Market Fund. We look forward to serving your investment needs for years to come.


/s/Frank Rachwalski
Frank Rachwalski
Vice President and Lead Portfolio Manager

April 5, 2001

Frank Rachwalski is a Managing Director of Zurich Scudder Investments, Inc. and is Vice President and Lead Portfolio Manager of all Zurich Scudder Money Funds. Mr. Rachwalski holds B.B.A. and M.B.A. degrees from Loyola University.

Notes

The fund's net yield is the annualized sum of the daily dividend rates the period. Yields are historical, may fluctuate, and do not guarantee future performance.

The equivalent taxable yield allows you to compare with the performance of taxable money market funds. It is based on the fund's yield and a combined Federal and State of California marginal income tax rate of 48.9%. Income may be subject to local taxes and for some investors, the alternative minimum tax.

Like all money market funds, an investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve your investment at $1.00 per share, it is possible to lose money.

The views expressed in this report reflect those of the portfolio manager only through the end of the period stated above. The manager's views are subject to change at any time, based on market and other conditions.

   Portfolio of Investments at March 31, 2001 (Unaudited)

                                                                                            Principal
                                                                                             Amount          Value
---------------------------------------------------------------------------------------------------------------------

Variable Rate Demand Securities -- 72.0%*
---------------------------------------------------------------------------------------------------------------------
State of California
---------------------------------------------------------------------------------------------------------------------
California Health Facilities Financing Authority,
   Childrens Hospital, 3.40%                                                           $    3,800,000 $    3,800,000
---------------------------------------------------------------------------------------------------------------------
California Health Facilities Financing Authority,
   Scripps Memorial Hospital, 3.25%                                                        12,620,000     12,620,000
---------------------------------------------------------------------------------------------------------------------
California Pollution Control Financing Authority,
   Pollution Control Revenue, Occidental
   Geothermal Project, 3.15%                                                                1,400,000      1,400,000
---------------------------------------------------------------------------------------------------------------------
California Pollution Control Financing Authority,
   Pollution Control Revenue,
   Pacific Gas & Electric Project, Series 1996-C, 5.40%                                    12,125,000     12,125,000
---------------------------------------------------------------------------------------------------------------------
California Pollution Control Financing Authority,
   Pollution Control Revenue,
   Pacific Gas & Electric Project, Series 1996-E, 5.10%                                    11,000,000     11,000,000
---------------------------------------------------------------------------------------------------------------------
California Pollution Control Financing Authority,
   Solid Waste Disposal Revenue,
   Browning-Ferris Industries, 3.35%                                                        5,000,000      5,000,000
---------------------------------------------------------------------------------------------------------------------
California Pollution Control Financing Authority,
   Solid Waste Disposal Revenue,
   Western Waste Industries, 3.65%                                                          3,000,000      3,000,000
---------------------------------------------------------------------------------------------------------------------
California, Southern California Public Power
   Authority, Palo Verde Project, 3.35%                                                     6,770,000      6,770,000
---------------------------------------------------------------------------------------------------------------------
California, Southern California Public Power
   Authority, Transmission Project, 3.35%                                                  21,500,000     21,500,000
---------------------------------------------------------------------------------------------------------------------
California Statewide Community Development
   Authority, Motion Picture & Television Funding, 3.25%                                    5,000,000      5,000,000
---------------------------------------------------------------------------------------------------------------------
California Statewide Communities Development
   Authority, One Park Place, 3.40%                                                        16,000,000     16,000,000
---------------------------------------------------------------------------------------------------------------------
California Statewide Communities Development
   Authority, Plaza Club Apartments, 3.42%                                                  5,000,000      5,000,000
---------------------------------------------------------------------------------------------------------------------
Berkeley,
   YMCA of Berkeley, 3.35%                                                                 10,425,000     10,425,000
---------------------------------------------------------------------------------------------------------------------
Fremont,
   Capital Improvement Finance Revenue, 3.40%                                              10,000,000     10,000,000


    The accompanying notes are an integral part of the financial statements.

                                                                                            Principal
                                                                                             Amount          Value
---------------------------------------------------------------------------------------------------------------------

Hayward,
   Multifamily Housing Revenue, 3.50%                                                  $    2,000,000 $    2,000,000
---------------------------------------------------------------------------------------------------------------------
Irvine,
   Assessment District Improvement Bonds, 3.35%                                            10,000,000     10,000,000
---------------------------------------------------------------------------------------------------------------------
Irvine,
   Assessment District Improvement Bonds, 3.60%                                             8,948,000      8,948,000
---------------------------------------------------------------------------------------------------------------------
Los Angeles County,
   Community Development Commission, 3.25%                                                  4,900,000      4,900,000
---------------------------------------------------------------------------------------------------------------------
Los Angeles County,
   Pension Obligation Revenue, 3.35%                                                       20,000,000     20,000,000
---------------------------------------------------------------------------------------------------------------------
Los Angeles County,
   Transportation Commission and Sales Tax Revenue, 3.30%                                   3,600,000      3,600,000
---------------------------------------------------------------------------------------------------------------------
Los Angeles, Department of Water and Power,
   Electric Plant Revenue, Series A, 3.30%                                                 10,000,000     10,000,000
---------------------------------------------------------------------------------------------------------------------
Los Angeles, Department of Water and Power,
   Electric Plant Revenue, Series D, 3.50%                                                 10,000,000     10,000,000
---------------------------------------------------------------------------------------------------------------------
Los Angeles,
   Multifamily Housing Revenue, 3.50%                                                      10,000,000     10,000,000
---------------------------------------------------------------------------------------------------------------------
Metropolitan Water District,
   Southern California Waterworks, Series B-2, 3.40%                                       13,000,000     13,000,000
---------------------------------------------------------------------------------------------------------------------
Metropolitan Water District,
   Southern California Waterworks, Series B-4, 3.30%                                       17,000,000     17,000,000
---------------------------------------------------------------------------------------------------------------------
Oakland,
   JT Powers Finance Authority, Lease Revenue, Series A-1, 3.30%                           13,700,000     13,700,000
---------------------------------------------------------------------------------------------------------------------
Oakland,
   JT Powers Finance Authority, Lease Revenue, Series A-2, 3.30%                           14,900,000     14,900,000
---------------------------------------------------------------------------------------------------------------------
Orange County,
   Apartment Development Revenue, Capistrano Pointe, 3.35%                                 13,000,000     13,000,000
---------------------------------------------------------------------------------------------------------------------
Orange County,
   Apartment Development Revenue, Series A, 3.30%                                          10,000,000     10,000,000
---------------------------------------------------------------------------------------------------------------------
Orange County,
   Apartment Development Revenue, Trabuco Highlands, 3.35%                                 13,300,000     13,300,000
---------------------------------------------------------------------------------------------------------------------
Riverside County,
   Public Facilities Project, 3.35%                                                         5,100,000      5,100,000


    The accompanying notes are an integral part of the financial statements.

                                                                                            Principal
                                                                                             Amount          Value
---------------------------------------------------------------------------------------------------------------------

Sacramento County,
   Multifamily Housing Revenue, Chesapeake Commons Project, 3.42%                      $    5,000,000 $    5,000,000
---------------------------------------------------------------------------------------------------------------------
Sacramento County,
   Multifamily Housing Revenue, Stonebride Apartments Project, 3.45%                        8,000,000      8,000,000
---------------------------------------------------------------------------------------------------------------------
San Bernardino County,
   Medical Center Financing Project, 3.25%                                                 26,900,000     26,900,000
---------------------------------------------------------------------------------------------------------------------
San Bernardino County,
   Multifamily Housing Revenue, 3.42%                                                       7,000,000      7,000,000
---------------------------------------------------------------------------------------------------------------------
San Francisco City & County,
   Multifamily Housing Revenue, 3.40%                                                       3,000,000      3,000,000
---------------------------------------------------------------------------------------------------------------------
San Jose,
   Multifamily Housing Revenue, Almaden Lake Village Apartments, 3.42%                      4,600,000      4,600,000
---------------------------------------------------------------------------------------------------------------------
San Jose,
   Multifamily Housing Revenue, Siena, 3.40%                                               13,500,000     13,500,000
---------------------------------------------------------------------------------------------------------------------
Santa Clara County,
   Hospital Facilities Authority Revenue, 3.45%                                             3,100,000      3,100,000
---------------------------------------------------------------------------------------------------------------------
Simi Valley,
   Multifamily Housing Revenue, 3.25%                                                      20,500,000     20,500,000
---------------------------------------------------------------------------------------------------------------------
Triunfo County,
   Sanitation District Revenue, 3.35%                                                       2,190,000      2,190,000
---------------------------------------------------------------------------------------------------------------------
Vallejo,
   Water Revenue, 3.30%                                                                     5,000,000      5,000,000
---------------------------------------------------------------------------------------------------------------------
West Basin,
   Water District Revenue, 3.30%                                                           20,500,000     20,500,000
---------------------------------------------------------------------------------------------------------------------
Other
---------------------------------------------------------------------------------------------------------------------
Puerto Rico,
   Highway and Transportation Authority, 3.40%                                              4,500,000      4,500,000
---------------------------------------------------------------------------------------------------------------------
Puerto Rico,
   Industrial Tourist Educational, Medical and Environmental Control Facilities, 3.35%      1,000,000      1,000,000
---------------------------------------------------------------------------------------------------------------------
Total Variable Rate Demand Securities (Cost $427,878,000)                                                427,878,000
---------------------------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

                                                                                            Principal
                                                                                             Amount          Value
---------------------------------------------------------------------------------------------------------------------
Other Securities -- 28.0%
---------------------------------------------------------------------------------------------------------------------
California East Bay Water Authority, 2.35%, 5/10/2001                                  $    6,000,000 $    6,000,000
---------------------------------------------------------------------------------------------------------------------
Guam Power Authority, 2.35%, 5/21/2001                                                      3,200,000      3,200,000
---------------------------------------------------------------------------------------------------------------------
Los Angeles,
   Capital Asset Lease Revenue, 3.15%, 4/6/2001                                            10,000,000     10,000,000
---------------------------------------------------------------------------------------------------------------------
Los Angeles,
   Department of Water and Power, 2.75%, 4/12/2001                                          9,000,000      9,000,000
---------------------------------------------------------------------------------------------------------------------
Puerto Rico,
   Government Development Bank, 3.0%, 9/17/2001                                             6,200,000      6,200,000
---------------------------------------------------------------------------------------------------------------------
Puerto Rico,
   Government Development Bank, 3.10%, 6/14/2001                                            5,500,000      5,500,000
---------------------------------------------------------------------------------------------------------------------
Puerto Rico,
   Government Development Bank, 3.75%, 5/23/2001                                            7,134,000      7,134,000
---------------------------------------------------------------------------------------------------------------------
Puerto Rico,
   Government Development Bank, 3.85%, 5/15/2001                                            3,114,000      3,114,000
---------------------------------------------------------------------------------------------------------------------
Sacramento County,
   Municipal Utility District, 2.35%, 5/14/2001                                            13,487,000     13,487,000
---------------------------------------------------------------------------------------------------------------------
Sacramento County,
   Municipal Utility District, 2.70%, 4/11/2001                                             5,000,000      5,000,000
---------------------------------------------------------------------------------------------------------------------
San Diego,
   Water Authority, 2.55%, 6/11/2001                                                        8,000,000      8,000,000
---------------------------------------------------------------------------------------------------------------------
San Francisco County,
    Airport, 2.25%, 5/7/2001                                                                4,735,000      4,735,000
---------------------------------------------------------------------------------------------------------------------
San Francisco County,
   Airport, 2.65%, 4/2/2001                                                                 8,495,000      8,495,000
---------------------------------------------------------------------------------------------------------------------
San Francisco County,
   Airport, 2.85%, 4/9/2001                                                                 5,030,000      5,030,000
---------------------------------------------------------------------------------------------------------------------
San Francisco County,
   Airport, 2.85%, 4/10/2001                                                                  915,000        915,000
---------------------------------------------------------------------------------------------------------------------
San Francisco County,
   Airport, 3.05%, 5/15/2001                                                                3,050,000      3,050,000
---------------------------------------------------------------------------------------------------------------------
San Francisco County,
   Bay Area Rapid Transit, 2.55%, 6/20/2001                                                12,000,000     12,000,000
---------------------------------------------------------------------------------------------------------------------
San Francisco County,
   Bay Area Rapid Transit, 2.60%, 6/20/2001                                            $    5,500,000 $    5,500,000


    The accompanying notes are an integral part of the financial statements.

                                                                                            Principal
                                                                                             Amount          Value
---------------------------------------------------------------------------------------------------------------------
San Francisco County,
   Public Utilities, 2.55%, 6/25/2001                                                       6,000,000      6,000,000
---------------------------------------------------------------------------------------------------------------------
San Francisco County,
   Public Utilities, 2.80%, 6/8/2001                                                       23,000,000     23,000,000
---------------------------------------------------------------------------------------------------------------------
University of California Regents,
   2.30%, 5/4/2001                                                                          6,000,000      6,000,000
---------------------------------------------------------------------------------------------------------------------
University of California Regents,
   2.50%, 6/12/2001                                                                         5,000,000      5,000,000
---------------------------------------------------------------------------------------------------------------------
University of California Regents,
   2.55%, 6/13/2001                                                                        10,000,000     10,000,000
---------------------------------------------------------------------------------------------------------------------
Total Other Securities (Cost $166,360,000)                                                               166,360,000
---------------------------------------------------------------------------------------------------------------------
Total Investment Portfolio -- 100% (Cost $594,238,000) (a)                                            $  594,238,000
---------------------------------------------------------------------------------------------------------------------

         Interest rates represent annualized yield to date of maturity, except for variable rate securities described below.

(a)      Cost for federal income tax purposes was $594,238,000.

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are payable on demand within seven calendar days and normally incorporate an irrevocable letter of credit or line of credit from a major bank. These notes are carried, for purposes of calculating average weighted maturity, at the longer of the period remaining until the next rate change or to the extent of the demand period. These securities are shown at their current rate as of March 31, 2001.


    The accompanying notes are an integral part of the financial statements.

   Financial Statements

--------------------------------------------------------------------------------
Statement of Assets and Liabilities
--------------------------------------------------------------------------------

As of March 31, 2001 (Unaudited)
--------------------------------------------------------------------------------

Assets
--------------------------------------------------------------------------------
Investments in securities, at value                              $  594,238,000
(Cost $594,238,000)
--------------------------------------------------------------------------------
Cash                                                                  1,288,142
--------------------------------------------------------------------------------
Interest receivable                                                   1,651,647
--------------------------------------------------------------------------------
Receivable for Fund shares sold                                       8,244,048
--------------------------------------------------------------------------------
Total assets                                                        605,421,837
--------------------------------------------------------------------------------

Liabilities
--------------------------------------------------------------------------------
Payable for Fund shares redeemed                                      7,996,832
--------------------------------------------------------------------------------
Dividends payable                                                        81,057
--------------------------------------------------------------------------------
Accrued management fee                                                  110,542
--------------------------------------------------------------------------------
Accrued reorganization costs                                            127,249
--------------------------------------------------------------------------------
Accrued Trustees' fees and expenses                                      21,426
--------------------------------------------------------------------------------
Other accrued expenses and payables                                     441,020
--------------------------------------------------------------------------------
Total liabilities                                                     8,778,126
--------------------------------------------------------------------------------
Net assets, at value                                             $  596,643,711
--------------------------------------------------------------------------------

Net Asset Value
--------------------------------------------------------------------------------
Shares outstanding                                                  596,643,711
--------------------------------------------------------------------------------
Net Asset Value, offering and redemption price per share
(Net asset value/outstanding shares of beneficial interest,
$.01 par value, unlimited number of shares authorized)           $         1.00
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Statement of Operations
--------------------------------------------------------------------------------

Six months ended March 31, 2001 (Unaudited)
--------------------------------------------------------------------------------
Investment Income
--------------------------------------------------------------------------------
Interest                                                         $    9,735,505
--------------------------------------------------------------------------------
Expenses:
--------------------------------------------------------------------------------
Management fee                                                          635,959
--------------------------------------------------------------------------------
Services to shareholders                                                499,814
--------------------------------------------------------------------------------
Custodian fees                                                           36,936
--------------------------------------------------------------------------------
Distribution services fees                                              967,184
--------------------------------------------------------------------------------
Auditing                                                                  9,157
--------------------------------------------------------------------------------
Legal                                                                     6,123
--------------------------------------------------------------------------------
Trustees' fees and expenses                                              14,756
--------------------------------------------------------------------------------
Reports to shareholders                                                   2,290
--------------------------------------------------------------------------------
Registration fees                                                        62,025
--------------------------------------------------------------------------------
Reorganization                                                          127,249
--------------------------------------------------------------------------------
Other                                                                     6,519
--------------------------------------------------------------------------------
Total expenses, before expense reductions                             2,368,012
--------------------------------------------------------------------------------
Expense reductions                                                    (114,508)
--------------------------------------------------------------------------------
Total expenses, after expense reductions                              2,253,504
--------------------------------------------------------------------------------
Net investment income                                                 7,482,001
--------------------------------------------------------------------------------
Net increase in net assets resulting from operations             $    7,482,001
--------------------------------------------------------------------------------



    The accompanying notes are an integral part of the financial statements.

---------------------------------------------------------------------------------------------------------------------
Statements of Changes in Net Assets
---------------------------------------------------------------------------------------------------------------------
                                                                                         Six Months
                                                                                            Ended       Year Ended
                                                                                       March 31, 2001  September 30,
                                                                                         (Unaudited)       2000
---------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
---------------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------------
Net investment income                                                                  $    7,482,001 $   16,644,006
---------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investment transactions                                                --          2,376
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                             7,482,001     16,646,382
---------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from net investment income                                   (7,482,001)   (16,646,382)
---------------------------------------------------------------------------------------------------------------------
Fund share transactions at net asset value of $1.00 per share:
---------------------------------------------------------------------------------------------------------------------
Proceeds from shares sold                                                               1,457,591,899  3,864,526,245
---------------------------------------------------------------------------------------------------------------------
Reinvestment of distributions                                                               7,482,001     16,544,227
---------------------------------------------------------------------------------------------------------------------
Cost of shares redeemed                                                                (1,445,857,876)(3,706,074,298)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share transactions and total increase
(decrease) in net assets                                                                   19,216,024    174,996,174
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of period                                                         577,427,687    402,431,513
---------------------------------------------------------------------------------------------------------------------
Net assets at end of period                                                            $  596,643,711 $  577,427,687
---------------------------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

   Financial Highlights

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements and market price data.

Year ended September 30,                        2001 (a)       2000       1999        1998       1997        1996
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $    1.00          1.00        1.00       1.00        1.00       1.00
---------------------------------------------------------------------------------------------------------------------
   Net investment income                           .01           .03         .02        .03         .03        .03
---------------------------------------------------------------------------------------------------------------------
   Less distributions from net investment
   income                                         (.01)         (.03)       (.02)      (.03)       (.03)      (.03)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    1.00          1.00        1.00       1.00        1.00       1.00
---------------------------------------------------------------------------------------------------------------------
Total Return (%)                              1.31(b)**         2.76        2.15       2.71        2.91       2.93
---------------------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)             597           577         402        165         117        119
---------------------------------------------------------------------------------------------------------------------
Ratio of expenses before expense reductions
(%)                                            .78(c)*           .72         .75        .74         .78        .72
---------------------------------------------------------------------------------------------------------------------
Ratio of expenses after expense reductions
(%)                                            .76(c)*           .72         .75        .74         .78        .72
---------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (%)               2.55*          2.75        2.14       2.66        2.78       2.88
---------------------------------------------------------------------------------------------------------------------

(a)      For the six months ended March 31, 2001 (Unaudited).

(b) Total return would have been lower had certain expenses not been reduced.

(c) The ratios of operating expenses excluding costs incurred with the reorganization before and after expense reductions were .76% and .75%, respectively (see Notes to Financial Statements).

*        Annualized

**       Not annualized

   Notes to Financial Statements

1. Significant Accounting Policies

Tax-Exempt California Money Market Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified management investment company organized as a Massachusetts business trust.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States which require the use of management estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. The Fund values all portfolio securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and pursuant to which the Fund must adhere to certain conditions. Under this method, which does not take into account unrealized gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount/premium.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its tax exempt income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal tax provision was required.

Distribution of Income and Gains. All of the net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. Net investment income includes all realized gains (losses) on portfolio securities.

Investment Transactions and Investment Income. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

2. Transactions with Affiliates

Management Agreement. The Fund has a management agreement with Zurich Scudder Investments, Inc., formerly Scudder Kemper Investments, Inc. ("ZSI" or the "Advisor"), and pays a monthly investment management fee of 1/12 of the annual rate of .22% of the first $500 million of average daily net assets declining to
 .15% of average daily net assets in excess of $3 billion. During the six months ended March 31, 2001, the Fund incurred a management fee of $635,959. This was equivalent to an annualized rate of .22% of the Fund's average daily net assets.

Distribution Agreement. Pursuant to a distribution services agreement, Scudder Distributors, Inc. ("SDI"), formerly Kemper Distributors, Inc., serves as distributor, administrator and principal underwriter to the Fund. For distribution services, the Fund pays SDI an annual fee of .33% of average daily net assets of the Fund. SDI has related administration services agreements with various firms to provide cash management and other services for Fund shareholders. Under these agreements, SDI pays such firms at an annual rate ranging from .15% to .33% of the average daily net assets of those accounts that they maintain and service. During the six months ended March 31, 2001, the Fund incurred a distribution services fee of $967,184, of which $167,267 is unpaid at March 31, 2001.

Shareholder Services Agreement. Pursuant to a services agreement with the Fund's transfer agent, Scudder Investments Service Company ("SISC"), formerly Kemper Service Company, is the shareholder service agent of the Fund. Under the agreement, SISC received shareholder services fees of $426,747 for the six months ended March 31, 2001, all of which is paid at March 31, 2001.

Officers and Trustees. Certain officers or Trustees of the Fund are also officers or Trustees of the Advisor. During the six months ended March 31, 2001, the Fund made no payments to its officers and incurred Trustees' fees of $394 to independent Trustees. In addition, a one-time fee of $14,362 was accrued for payment to those Trustees not affiliated with the Advisor who are not standing for re-election, under the reorganization discussed in Note 5. Inasmuch as the Advisor will also benefit from administrative efficiencies of a consolidated Board, the Advisor has agreed to bear $7,181 of such costs.

3. Expense Off-Set Arrangements

The Fund has entered into an arrangement with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. During the six months ended March 31, 2001, the Fund's custodian and transfer agent fees were reduced by $19,992 and $2,502, respectively.

4. Line of Credit

The Fund and several affiliated funds (the "Participants") share in a $750 million revolving credit facility with J.P. Morgan Chase & Co. for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, pro rata based on net assets, among each of the Participants. Interest is calculated based on the market rates at the time of the borrowing. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

5. Reorganization

ZSI has initiated a program to reorganize and combine its two fund families, Scudder and Kemper, in response to changing industry conditions and investor needs. The program proposes to streamline the management and operations of most of the funds ZSI advises principally through the liquidation of several small funds, mergers of certain funds with similar investment objectives, the consolidation of certain Board of Directors/Trustees and the adoption of an administrative fee covering the provision of most of the services currently paid for by the affected funds. Costs incurred in connection with this restructuring initiative are being borne jointly by ZSI and certain of the affected funds. Those costs, including printing, shareholder meeting expenses and professional fees, are presented as reorganization expenses in the Statement of Operations of the Fund. ZSI has agreed to bear $84,833 of such costs.

Principal Underwriter
Scudder Distributors, Inc.
222 S. Riverside Plaza
Chicago, IL 60606



This report is not to be distributed unless preceded or accompanied by a Tax-Exempt California Money Market Fund prospectus.